HIGHLAND FUNDS II

Highland Alpha Trend Strategies Fund	Highland Core Value Equity Fund
Highland Dividend Equity Fund	Highland Energy & Materials Fund
Highland Fixed Income Fund	Highland Global Equity Fund
Highland Government Securities Fund	Highland International Equity Fund
Highland Money Market Fund II	Highland Premier Growth Equity Fund
Highland Short-Term Government Fund	Highland Small-Cap Equity Fund
Highland Tax-Exempt Fund	Highland Total Return Fund
Highland Trend Following Fund	Highland U.S. Equity Fund
Highland Natural Resources Fund	Highland Alternative Income Fund
Supplement dated January 9, 2012 to the Prospectuses for
Class A, B, C, R and Y Shares
This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.
The Board of Trustees of Highland Funds II (the “Trust”) has approved a name change for each investment portfolio of the Trust (collectively, the “Funds”) as set forth in the following table (the “Name Changes”):

Current Name	New Name
Highland Alpha Trend Strategies Fund	Pyxis Alpha Trend Strategies Fund
Highland Core Value Equity Fund	Pyxis Core Value Equity Fund
Highland Dividend Equity Fund	Pyxis Dividend Equity Fund
Highland Energy & Materials Fund	Pyxis Energy & Materials Fund
Highland Fixed Income Fund	Pyxis Fixed Income Fund
Highland Global Equity Fund	Pyxis Global Equity Fund
Highland Government Securities Fund	Pyxis Government Securities Fund
Highland International Equity Fund	Pyxis International Equity Fund
Highland Money Market Fund II	Pyxis Money Market Fund II
Highland Premier Growth Equity Fund	Pyxis Premier Growth Equity Fund
Highland Short-Term Government Fund	Pyxis Short-Term Government Fund
Highland Small-Cap Equity Fund	Pyxis Small-Cap Equity Fund
Highland Tax-Exempt Fund	Pyxis Tax-Exempt Fund
Highland Total Return Fund	Pyxis Total Return Fund
Highland Trend Following Fund	Pyxis Trend Following Fund
Highland U.S. Equity Fund	Pyxis U.S. Equity Fund
Highland Natural Resources Fund	Pyxis Natural Resources Fund
Highland Alternative Income Fund	Pyxis Alternative Income Fund
The Name Changes will be effective January 9, 2012. All references contained in the Prospectuses to any of the Funds are amended accordingly.
Highland Funds Asset Management, L.P. (the “Adviser”) will also change its name to Pyxis Capital, L.P. effective January 9, 2012. There will be no changes to the portfolio management of the Funds as a result of the name change of the Adviser. All references contained in the Prospectuses to the Adviser are amended accordingly.
Incline Capital, LLC (“Incline”), the sub-adviser of the Pyxis Trend Following Fund (the “Trend Fund” and formerly the Highland Trend Following Fund), will change its name to Incline Analytics, LLC, effective January 9, 2012. There will be no change in the portfolio management of the Trend Fund. All references to Incline contained in the Prospectus are amended accordingly.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
HFII PRO SUP 01/12

HIGHLAND FUNDS II

Highland Alpha Trend Strategies Fund	Highland Core Value Equity Fund
Highland Dividend Equity Fund	Highland Energy & Materials Fund
Highland Fixed Income Fund	Highland Global Equity Fund
Highland Government Securities Fund	Highland International Equity Fund
Highland Money Market Fund II	Highland Premier Growth Equity Fund
Highland Short-Term Government Fund	Highland Small-Cap Equity Fund
Highland Tax-Exempt Fund	Highland Total Return Fund
Highland Trend Following Fund	Highland U.S. Equity Fund
Highland Natural Resources Fund	Highland Alternative Income Fund
Supplement dated January 9, 2012 to the Statements of Additional Information for
Class A, B, C, R and Y Shares
This Supplement provides new and additional information beyond that contained in the
Statements of Additional Information and should be read in conjunction with the
Statements of Additional Information.
The Board of Trustees of Highland Funds II (the “Trust”) has approved a name change for each investment portfolio of the Trust (collectively, the “Funds”) as set forth in the following table (the “Name Changes”):

Current Name	New Name
Highland Alpha Trend Strategies Fund	Pyxis Alpha Trend Strategies Fund
Highland Core Value Equity Fund	Pyxis Core Value Equity Fund
Highland Dividend Equity Fund	Pyxis Dividend Equity Fund
Highland Energy & Materials Fund	Pyxis Energy & Materials Fund
Highland Fixed Income Fund	Pyxis Fixed Income Fund
Highland Global Equity Fund	Pyxis Global Equity Fund
Highland Government Securities Fund	Pyxis Government Securities Fund
Highland International Equity Fund	Pyxis International Equity Fund
Highland Money Market Fund II	Pyxis Money Market Fund II
Highland Premier Growth Equity Fund	Pyxis Premier Growth Equity Fund
Highland Short-Term Government Fund	Pyxis Short-Term Government Fund
Highland Small-Cap Equity Fund	Pyxis Small-Cap Equity Fund
Highland Tax-Exempt Fund	Pyxis Tax-Exempt Fund
Highland Total Return Fund	Pyxis Total Return Fund
Highland Trend Following Fund	Pyxis Trend Following Fund
Highland U.S. Equity Fund	Pyxis U.S. Equity Fund
Highland Natural Resources Fund	Pyxis Natural Resources Fund
Highland Alternative Income Fund	Pyxis Alternative Income Fund
The Name Changes will be effective January 9, 2012. The name of the Trust will be changed to Pyxis Funds II. All references contained in the Statements of Additional Information to the Trust or any of the Funds are amended accordingly.
Highland Funds Asset Management, L.P. (the “Adviser”) will also change its name to Pyxis Capital, L.P. effective January 9, 2012. There will be no changes to the portfolio management of the Funds as a result of the name change of the Adviser. All references contained in the Statements of Additional Information to the Adviser are amended accordingly.
Incline Capital, LLC (“Incline”), the sub-adviser of the Pyxis Trend Following Fund (the “Trend Fund” and formerly the Highland Trend Following Fund), will change its name to Incline Analytics, LLC, effective January 9, 2012. There will be no change in the portfolio management of the Trend Fund. All references to Incline contained in the Statements of Additional Information are amended accordingly.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE